Warrant Liability (Details)	9 Months Ended
Jun. 30, 2024 $ / shares $ / shares shares
Warrant Liability (Details) [Line Items]
Exercise price per warrant (in Dollars per share)	$ 11.17
Weighted average exercise price	$ 16
Trading Days	30 years
Warrants [member]
Warrant Liability (Details) [Line Items]
Common shares (in Shares) | shares	1
Trading Days	20 years
Public Warrant [Member]
Warrant Liability (Details) [Line Items]
Weighted average exercise price	$ 12
Private Warrant [Member]
Warrant Liability (Details) [Line Items]
Weighted average exercise price	$ 14